Investment in Joint Venture	12 Months Ended
Jun. 30, 2025
Investment in Joint Venture [Abstract]
INVESTMENT IN JOINT VENTURE
12.	INVESTMENT IN JOINT VENTURE

	30 June 2025 $	30 June 2024 $
Shares in Tanbreez Mining Greenland A/S	107,856,418	5,000,000
Investment in joint venture accounted for using the equity method	107,856,418	5,000,000

Tanbreez Mining Greenland A/S (Tanbreez) is a company incorporated and domiciled in Greenland.

a)	Movement in the carrying amount of the investment in joint venture

	30 June 2025 $	30 June 2024 $
Balance at beginning of year	5,000,000	-
Purchase of unlisted investments (i)	96,850,000	5,000,000
Cash investments	2,060,000	-
Invoices paid by the Company on behalf of the joint venture	3,244,440	-
Share of profits of joint venture recognised during the year	701,978	-
Investment in joint venture accounted for using the equity method	107,856,418	5,000,000

(i)	On 5 June 2024, CRML entered into a heads of agreement to acquire 92.5% of the issued capital of Rimbal Pty Ltd (Vendor) which is the registered holder of 92.5% of the issued capital of Tanbreez which holds the only exploitation permit for rare earths in Greenland (HOA). The HOA was comprised of the following stages:

1.	Initial Investment of US$5,000,000 to acquire a 5.55% equity interest in Tanbreez

2.	Stage 1 interest – Issue of US$90,000,000 of shares in CRML subject to holding lock until 28 February 2025 to acquire a 36.45% equity interest in Tanbreez

3.	Stage 2 interest – Issue of US$116,000,000 of shares in CRML equal to 95% of the closing price of CRML shares on the date upon which CRML meets a minimum of US$10 million on the permit within 2 years to acquire a 50.50% equity interest in Tanbreez

Under the terms of the HOA, if the closing price of CRML shares upon expiration of the lock up period, being 28 February 2025, is less than the issue price of shares issued under the Stage 1 interest, then CRML will issue the vendor an additional number of shares equal to the difference between the Stage 1 interest in shares and the value of these shares at the end of the lock up period, provided however that this number of shares does not exceed 5,000,000 shares. On 28 April 2025, CRML issued Rimbal an additional 5,000,000 shares at an issue price of $1.37 per share equating to a deemed value of $6,850,000 (note 21).

Under the terms of the HOA, CRML has the right to appoint two directors to the board of Tanbreez. On 2 July 2024, Tony Sage was appointed as CRML’s representative on the Board of Tanbreez.

The Vendor is a company controlled by geologist Gregory Barnes. Under the terms of the HOA, at completion of Stage 1 Interest, Gregory Barnes was appointed Strategic advisor to the board of CRML.

On 12 June 2025, CRML advanced funding of $2,000,000 to Tanbreez which is included in the cash investments sum disclosed above. Subsequent to the year end on 9 July 2025, Tanbreez issued 100 ordinary shares to CRML, converting the $2,000,000 funding received from CRML to share capital. CRML increased it’s shareholding in Tanbreez from 42% to 42.001%.

As at 30 June 2025, the CRML Group had completed the Initial Investment and Stage 1 interest and held an interest of 42.0% interest in Tanbreez. In addition, CRML's controlling entity European Lithium Limited holds a 7.5% interest in Tanbreez and consequently held a 49.5% interest in Tanbreez as at 30 June 2025.

During the years ended 30 June 2025 and 2024 the Group has undertaken a review for the impairment of assets and not identified any triggers of impairment.

Significant judgements

Significant judgements and assumptions made in determining that CRML has joint control of Tanbreez:

◾	In accordance with the HOA, CRLM is funding Tanbreez’s exploration activities. CRML has assessed that CRML and Rimbal jointly control Tanbreez’s business activities because:

o	Rimbal and CRML have equal representation on Tanbreez’s Board of Directors and as such there is required to be unanimous consent on Board decisions and

o	Mr. Greg Barnes, being Tanbreez’s General Manager and Chief Geologist cannot be removed by CRML with Rimbal’s approval, noting that Rimbal is owned by Mr Greg Barnes.

b)	Summarised financial information based on unaudited accounts

	30 June 2025 $	30 June 2024 $
Current assets	996,563	49
Non-current assets	36,097,737	29,404,748
Current liabilities	(33,568,680)	(27,827,175)
Equity	(3,525,620)	1,577,623
Group’s carrying amount of the investment	107,856,418	5,000,000
	30 June 2025 $	30 June 2024 $
Revenue and other income	2,989,508	(5,431)
Depreciation	(154)	-
Profit before tax	1,671,378	(1,036,506)
Income tax expense	-	-
Profit/(loss) for the year	1,671,378	(1,036,506)
Total comprehensive income/(loss) for the year	-	-
Group’s share of profit for the year	701,979	-

The joint venture has no contingent liabilities or capital commitments as at 30 June 2025.

c)	Subsequent events

On 9 July 2025 Tanbreez issued 100 ordinary shares to CRML, converting the $2,000,000 funding advanced from CRML to share capital. CRML increased it’s shareholding in Tanbreez from 42% to 42.001%.

On 30 July 2025 Tanbreez issued 100 ordinary shares to CRML, converting the $1,000,000 funding advanced from CRML to share capital. CRML increased it’s shareholding in Tanbreez from 42.001% to 42.002%.

On 4 September 2025 Tanbreez issued 100 ordinary shared to CRML, converting the $1,000,000 funding advanced from CRML to share capital. CRML increased it’s shareholding in Tanbreez from 42.002% to 42.003%.